Related Party Balances and Transactions (Details) - Schedule of material related party transactions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Winpass Logistics (HK) Co., Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of material related party transactions [Line Items]
Nature	Purchase of logistic services
Material related party transactions total	¥ 1,386,915	$ 199,138	¥ 4,514,552	¥ 1,248,954
Winpass Logistics (HK) Co., Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of material related party transactions [Line Items]
Nature	Purchase of products
Material related party transactions total				1,932,797
Cargo Link Logistics HK Company Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of material related party transactions [Line Items]
Nature	Purchase of logistic services
Material related party transactions total	¥ 121,455,797	17,439,020	185,858,692	156,091,594
Cargo Link Logistics HK Company Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of material related party transactions [Line Items]
Nature	Provided logistic services
Material related party transactions total	¥ 462,740	66,442	14,141,548	28,587,482
Cargo LINK Logistics (SHENZHEN) Company Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of material related party transactions [Line Items]
Nature	Purchase of logistic services
Material related party transactions total			2,672,803
Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of material related party transactions [Line Items]
Nature	Provided logistic services
Material related party transactions total	¥ 2,078,746	298,473
Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of material related party transactions [Line Items]
Nature	Purchase of equipment
Material related party transactions total	¥ 441,800	63,435
Minfang Cheng [Member]
Related Party Balances and Transactions (Details) - Schedule of material related party transactions [Line Items]
Nature	Interest expenses of a loan
Material related party transactions total	¥ 6,000	$ 861	¥ 12,000